Related Parties and Related Commitments and Contingencies - Sale of Majority Interest (Details) $ in Millions					3 Months Ended		9 Months Ended
	Jan. 06, 2025 USD ($)	Oct. 01, 2024 USD ($)	Sep. 29, 2024 USD ($)	Sep. 28, 2024 USD ($) INSTALLMENT	Sep. 26, 2025 USD ($)	Mar. 28, 2025 USD ($)	Mar. 28, 2025 USD ($)	Mar. 29, 2024 USD ($)	Jun. 28, 2024
Related Party Transaction [Line Items]
Proceeds from dispositions of business							$ 401	$ 0
Equity investment				$ 158		$ 160	$ 160
SDSS
Related Party Transaction [Line Items]
Commitment term				5 years
Purchase commitment amount			$ 550
Renewal term							1 year
SDSS | Certain Flash-Based Products
Related Party Transaction [Line Items]
Accounts payable						112	$ 112
SDSS
Related Party Transaction [Line Items]
Equity investment				$ 20
Ownership percentage				20.00%
SDSS | Certain Flash-Based Products
Related Party Transaction [Line Items]
Commitment purchases						108	219
Disposed of by sale
Related Party Transaction [Line Items]
Proceeds from dispositions of business		$ 262
Disposal consideration				$ 659
Installment payment				37
Consideration receivable						166	166
Present value discount						21	21
Gain on disposal				34
Cash and cash equivalents				71
Goodwill				$ 382
Disposed of by sale | SDSS
Related Party Transaction [Line Items]
Proceeds from dispositions of business	$ 210
Disposed of by sale | Other current assets
Related Party Transaction [Line Items]
Consideration receivable						36	36
Disposed of by sale | Other noncurrent assets
Related Party Transaction [Line Items]
Consideration receivable						$ 130	$ 130
Disposed of by sale | Forecast
Related Party Transaction [Line Items]
Proceeds from dispositions of business					$ 187
SDSS | Disposed of by sale
Related Party Transaction [Line Items]
Ownership percentage sold									80.00%
SDSS | Disposed of by sale
Related Party Transaction [Line Items]
Ownership percentage sold				80.00%				80.00%
Number of installment payments | INSTALLMENT				5
Term of effective interest method							5 years